Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	[1]
Continuing operations:
Profit for the period		$ 1,070	$ 622	[2]
Other comprehensive income (loss)
Exchange movements arising during the period		(163)	(201)
Total items that may be reclassified subsequently to profit or loss		(163)	(201)
Total comprehensive income (loss) from continuing operations		907	421	[2]
Discontinued US operations:
Loss for the period	[3]	(5,707)	(88)
Valuation movements on available-for-sale debt securities, net of related change in amortisation of deferred acquisition costs and related tax		(867)	(22)
Total comprehensive (loss) income for the period from discontinued US operations		(6,574)	(110)	[2]
Total comprehensive (loss) income for the period		(5,667)	311	[2]
Equity holders of the Company:
From continuing operations		905	400
From discontinued US operations		(5,844)	(110)
Equity holders of the Company		(4,939)	290
Non-controlling interests:
From continuing operations		2	21
From discontinued US operations		(730)
Non-controlling interests		(728)	21
Total comprehensive (loss) income for the period		$ (5,667)	$ 311	[2]

[1]	The 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).
[2]	The half year 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).
[3]	Loss from discontinued US operations represents the aggregate of the post-tax results during the period and the remeasurement adjustment to the carrying value of the business to reflect its classification as held for distribution in half year 2021. The 2020 comparative results have been re-presented from those previously published accordingly (as described in note A1).